EQUITY AND EARNINGS PER SHARE (Details) $ / shares in Units, $ in Thousands				12 Months Ended
		Dec. 19, 2014 USD ($) $ / shares	Nov. 06, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 shares	Oct. 23, 2014 $ / shares shares
Equity [Abstract]
Spin-off distribution ratio			1
Common stock, shares outstanding (in shares)			66,399,857	66,415,415	66,415,415		66,399,857
Cash and cash equivalents | $				$ 226,377	$ 30,393
Common stock, shares authorized (in shares)				2,000,000,000	2,000,000,000		2,000,000,000
Common stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized (in shares)				100,000,000	100,000,000		100,000,000
Preferred stock, par value (in dollars per share) | $ / shares				$ 0.01	$ 0.01		$ 0.01
Common stock, shares issued (in shares)				66,415,415	66,415,415		66,399,857
Range of Strike Prices [Abstract]
Total unexercised inception to date (in shares)				508,847
Earnings Per Share [Abstract]
Dilutive common stock equivalents attributable to stock options (in shares)				0
Earnings Per Share [Abstract]
Options granted (in shares)			0
Last sale price of the common stock on the NYSE (in dollars per share) | $ / shares				$ 16.45
Independent Directors [Member]
Option Plan [Abstract]
Common stock issued to independent directors as compensation (in shares)				1,370
2004-2007 [Member]
Range of Strike Prices [Abstract]
Strike price, lower limit of range (in dollars per share) | $ / shares				$ 53.26
Strike price, upper limit of range (in dollars per share) | $ / shares				$ 60.92
Total unexercised inception to date (in shares)				42,202
2011 [Member]
Range of Strike Prices [Abstract]
Strike price, lower limit of range (in dollars per share) | $ / shares				$ 7.66
Strike price, upper limit of range (in dollars per share) | $ / shares				$ 8.75
Total unexercised inception to date (in shares)				199,988
2012 [Member]
Range of Strike Prices [Abstract]
Strike price, lower limit of range (in dollars per share) | $ / shares				$ 14.42
Strike price, upper limit of range (in dollars per share) | $ / shares				$ 19.23
Total unexercised inception to date (in shares)				266,657
Newcastle Investment Corp. [Member]
Equity [Abstract]
Common stock, shares outstanding (in shares)			66,399,857
Cash and cash equivalents | $			$ 245,244
Fortress Investment Group, LLC [Member]
Equity [Abstract]
Common stock, shares outstanding (in shares)				1,071,658
Nonqualified Stock Option and Incentive Award Plan [Member] | Minimum [Member]
Option Plan [Abstract]
Options expiry date				Jan. 12, 2015
Nonqualified Stock Option and Incentive Award Plan [Member] | Maximum [Member]
Option Plan [Abstract]
Options expiry date				Aug. 18, 2024
Nonqualified Stock Option and Incentive Award Plan [Member] | Stock Options [Member]
Option Plan [Abstract]
Common stock, shares reserved for issuance (in shares)				30,000,000
Term of plan				10 years
Percentage increase in number of common stock shares reserved for issuance (in hundredths)				10.00%
Maximum percentage of shares that can be issued to Manager in connection with capital raising efforts (in hundredths)				10.00%
Number of options converted in connection with spin-off (in shares)				5,500,000
Period used to calculate average closing price to set exercise price of options				5 days
Outstanding Options [Abstract]
Options outstanding (in shares)				5,520,599	5,090,427
Options exercisable (in shares)				3,682,707
Weighted average exercise price (in dollars per share) | $ / shares	[1]			$ 16.33
Intrinsic value | $				$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | Stock Options [Member] | Independent Directors [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				20,000	666
Nonqualified Stock Option and Incentive Award Plan [Member] | Issued Prior to 2012 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				665,825	1,006,187
Nonqualified Stock Option and Incentive Award Plan [Member] | Issued Prior to 2012 [Member] | Stock Options [Member] | Independent Directors [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				0	0
Nonqualified Stock Option and Incentive Award Plan [Member] | Issued in 2012-2014 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				4,854,774
Nonqualified Stock Option and Incentive Award Plan [Member] | Issued in 2012-2014 [Member] | Stock Options [Member] | Independent Directors [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				20,000
Nonqualified Stock Option and Incentive Award Plan [Member] | Issued in 2012 and 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)					4,084,240
Nonqualified Stock Option and Incentive Award Plan [Member] | Issued in 2012 and 2013 [Member] | Stock Options [Member] | Independent Directors [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)					666
Nonqualified Stock Option and Incentive Award Plan [Member] | November 2014 [Member] | Stock Options [Member] | Independent Directors [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				20,000
Options exercisable (in shares)				667
Weighted average exercise price (in dollars per share) | $ / shares	[1]			$ 17.21
Intrinsic value | $				$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | December 2014 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Exercised ( in shares)	[2]			(14,188)
Weighted average exercise price (in dollars per share) | $ / shares	[1],[2]			$ 8.41
Nonqualified Stock Option and Incentive Award Plan [Member] | 2004 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Expired unexercised (in shares)				(27,080)
Weighted average exercise price (in dollars per share) | $ / shares	[1]			$ 61.11
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				4,991,752	4,582,164
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | Issued Prior to 2012 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				623,623	715,258
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | Issued in 2012-2014 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				4,368,129
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | Issued in 2012 and 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)					3,866,906
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | 2004-2007 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			227,073
Options exercisable (in shares)	[3]			199,993
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 56.99
Intrinsic value | $	[3]			$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | March 2011 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			182,527
Options exercisable (in shares)	[3]			182,527
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 7.18
Intrinsic value | $	[3]			$ 1,700
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | September 2011 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			283,305
Options exercisable (in shares)	[3]			283,305
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 4.09
Intrinsic value | $	[3]			$ 3,500
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | April 2012 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			311,191
Options exercisable (in shares)	[3]			306,991
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 7.66
Intrinsic value | $	[3]			$ 2,700
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | May 2012 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			377,495
Options exercisable (in shares)	[3]			372,440
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 8.75
Intrinsic value | $	[3]			$ 2,900
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | July 2012 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			416,522
Options exercisable (in shares)	[3]			397,869
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 8.71
Intrinsic value | $	[3]			$ 3,200
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | January 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			958,331
Options exercisable (in shares)	[3]			734,720
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 14.42
Intrinsic value | $	[3]			$ 1,900
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | February 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			383,331
Options exercisable (in shares)	[3]			281,109
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 16.85
Intrinsic value | $	[3]			$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | June 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			670,829
Options exercisable (in shares)	[3]			402,497
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 17.89
Intrinsic value | $	[3]			$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | November 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			965,847
Options exercisable (in shares)	[3]			418,534
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 19.23
Intrinsic value | $	[3]			$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager [Member] | August 2014 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)	[3]			765,416
Options exercisable (in shares)	[3]			102,055
Weighted average exercise price (in dollars per share) | $ / shares	[1],[3]			$ 20.89
Intrinsic value | $	[3]			$ 0
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager's Employees [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				508,847	507,597
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager's Employees [Member] | Issued Prior to 2012 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				42,202	290,929
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager's Employees [Member] | Issued in 2012-2014 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)				466,645
Nonqualified Stock Option and Incentive Award Plan [Member] | Manager's Employees [Member] | Issued in 2012 and 2013 [Member] | Stock Options [Member]
Outstanding Options [Abstract]
Options outstanding (in shares)					216,668
Dividend Declared 2014-Q4 [Member]
Dividends [Abstract]
Dividend, date declared				Dec. 22, 2014
Dividend, amount declared | $		$ 15,276
Dividend, amount declared per share (in dollars per share) | $ / shares		$ 0.23
Dividend, date of record				Jan. 02, 2015
Dividend, date paid				Jan. 30, 2015
Equity Options [Member]
Earnings Per Share [Abstract]
Antidilutive shares excluded from computation of EPS (in shares)				162,563	0	0

[1]	The strike prices are subject to adjustment in connection with return of capital dividends.
[2]	The options were exercised by a former employee of Fortress for an equal amount of New Senior shares.
[3]	The Manager assigned certain of its options to Fortress's employees.